As filed with the Securities and Exchange Commission on August 30, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22228
Investment Company Act file number

PNMAC Mortgage Opportunity Fund, LP
 (Exact name of registrant as specified in charter)

3043 Towngate Road
Westlake Village, CA  91361
 (Address of principal executive offices) (Zip code)

Derek W. Stark, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LP
3043 Towngate Road
Westlake Village, CA  91361

 (Name and address of agent for service)

Copies to:

Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

(818) 224-7050
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2016

Item 1. Reports to Stockholders.

PNMAC Mortgage Opportunity Fund, LP
and Subsidiaries

Semi-Annual Report
As of and for the six months ended June 30, 2016

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Statement of Assets and Liabilities
June 30, 2016 (Unaudited)

Assets:
Investments at fair value (cost $156,773,827)	$183,193,040
Receivable from PennyMac Loan Services, LLC	15,069,356
Other assets	3,322,224
Total assets	201,584,620

Liabilities:
Asset-backed financing at fair value (proceeds $74,658,100)	74,672,306
Payable to PennyMac Loan Services, LLC	632,960
Accrued expenses	397,765
Payable to Investment Manager	230,215
Other liabilities	227,078
Total liabilities	76,160,324

Partners' capital	$125,424,296

Partners' capital consists of:
Non-controlling Interest	$23,727,735
General Partner	42,432,685
Limited Partner	59,263,876
Total partners' capital	$125,424,296

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Summary Schedule of Investments
June 30, 2016 (Unaudited)

INVESTMENTS - 146%*
INVESTMENTS IN NONAFFILIATES - 133%*

Description	Note interest rate	Maturity date	State	Principal amount	Fair value
Mortgage loans
Mortgage Loan ID#1000043954**	5.25%	5/1/2037	FL	$2,230,825	$1,814,734
Mortgage Loan ID#1000043569**	3.13%	9/1/2036	CA	1,506,793	1,335,097
Mortgage Loan ID#1000015063**	7.38%	9/1/2036	FL	1,350,000	1,221,972
Mortgage Loan ID#1000028984**	3.00%	6/1/2056	CA	1,348,206	1,003,727
Mortgage Loan ID#1000043880**	3.00%	2/1/2035	OR	1,387,425	931,799
Mortgage Loan ID#1000002193	6.88%	5/1/2037	DC	990,000	908,634
Mortgage Loan ID#1000015179**	4.25%	10/1/2043	CT	873,780	731,823
Mortgage Loan ID#1000035099**	6.00%	7/1/2037	NY	999,000	697,943
Mortgage Loan ID#1000016663**	6.88%	5/1/2037	OR	799,863	693,208
Mortgage Loan ID#1000002189	5.13%	8/1/2055	NY	1,019,114	660,827
Mortgage Loan ID#1000016006**	7.15%	2/1/2037	NY	641,150	642,515
Mortgage Loan ID#1000029387**	8.25%	6/1/2037	NY	600,000	630,000
Mortgage Loan ID#1000035343**	6.50%	12/1/2043	CA	890,860	616,006
Mortgage Loan ID#1000043694**	3.38%	3/1/2056	CT	771,808	611,182
Mortgage Loan ID#1000043772**	5.88%	7/1/2037	FL	920,218	609,883
Mortgage Loan ID#1000015520**	8.00%	11/1/2037	GA	1,000,000	606,217
Mortgage Loan ID#1000043744**	3.50%	8/1/2055	CA	887,676	578,143
Mortgage Loan ID#1000034768**	3.25%	4/1/2036	NY	644,039	576,158
Mortgage Loan ID#1000016833**	6.50%	10/1/2037	NY	645,282	554,990
Mortgage Loan ID#1000002384	3.13%	11/1/2045	DC	738,636	549,363
Mortgage Loan ID#1000001411	3.00%	7/1/2047	CA	832,829	546,394
Mortgage Loan ID#1000026020**	4.00%	6/1/2037	CA	550,425	546,311
Mortgage Loan ID#1000029315**	4.00%	4/1/2037	CA	618,984	518,905
Mortgage Loan ID#1000026032**	4.00%	12/1/2036	HI	420,101	509,686
Mortgage Loan ID#1000026795**	3.00%	1/1/2049	CA	563,607	501,326
Mortgage Loan ID#1000000557**	6.90%	3/1/2037	NJ	990,473	489,599
Mortgage Loan ID#1000026305**	5.88%	10/1/2036	CA	594,045	487,151
Mortgage Loan ID#1000001651	3.00%	5/1/2055	FL	1,439,522	477,797
Mortgage Loan ID#1000034934**	2.00%	6/1/2054	NY	732,839	475,919
Mortgage Loan ID#1000026350**	6.50%	4/1/2037	NY	719,176	475,591
Mortgage Loan ID#1000002404	3.44%	9/1/2036	NY	755,396	474,784
Mortgage Loan ID#1000043559**	2.88%	8/1/2045	VA	622,790	465,586
Mortgage Loan ID#1000043885**	5.50%	12/1/2055	MA	519,033	454,464
Mortgage Loan ID#1000035850**	2.00%	4/1/2055	NY	688,854	454,427
Mortgage Loan ID#1000038435**	5.38%	2/1/2056	CA	526,418	454,133
Mortgage Loan ID#1000025998**	3.00%	12/1/2053	CA	574,591	453,759
Mortgage Loan ID#1000002184	2.00%	5/1/2054	NY	763,182	452,040
Mortgage Loan ID#1000002180	2.00%	8/1/2055	NY	768,935	450,783
Mortgage Loan ID#1000000560**	6.80%	1/1/2037	NY	613,522	449,690
Mortgage Loan ID#1000027234**	2.00%	1/1/2050	NY	666,598	440,944
Other**				206,520,195	118,955,842
				240,726,190	144,509,352

(Continued)
The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Summary Schedule of Investments
June 30, 2016 (Unaudited)

		Principal	Fair
Description	State	amount	value
Real estate acquired in settlement of loans
Property ID#1000043536**	MN	$860,000	$845,000
Property ID#1000027733**	IL	573,920	640,000
Property ID#1000027525	NJ	554,549	620,000
Property ID#1000001643**	FL	621,672	610,000
Property ID#1000027182**	NV	649,095	598,000
Property ID#1000026843	CA	536,000	560,000
Property ID#1002229087**	GA	545,063	475,000
Property ID#1000043755	MN	478,088	475,000
Property ID#1000001655**	NY	648,000	455,000
Property ID#1000016184	NJ	440,000	450,000
Other**		21,684,550	17,011,776
		27,590,937	22,739,776

TOTAL INVESTMENTS IN NONAFFILIATES (Cost $140,829,915)		268,317,127	167,249,128

INVESTMENTS IN AFFILIATES - 13%*

Name of Issuer	Shares	Fair value
Short-Term Investment
BlackRock Liquidity Funds: TempFund Institutional Shares ^	$15,943,912	$15,943,912

TOTAL INVESTMENTS IN AFFILIATES (Cost $15,943,912)	15,943,912	15,943,912

TOTAL INVESTMENTS (Cost $156,773,827)		$183,193,912

LIABILITIES - 60%*
Description	Note interest rate	Maturity date	Principal amount	Fair value
Asset-backed financing
PNMAC 2015-NPL1 A-1-144A ^	4.00%	3/25/2055	$74,765,763	$74,672,306

TOTAL LIABILITIES (Proceeds $74,658,100)			74,765,763	74,672,306

Other assets in excess of other liabilities - 13%*				16,903,562

TOTAL PARTNERS' CAPITAL - 100%*				$125,424,296

* Percentages are stated as a percent of partners’ capital
**   Pledged as collateral for asset-backed financing, including $81,807,484 of $118,955,842 other mortgage loans and $13,174,890 of $17,011,776 other real estate acquired in settlement of loans (See Note 5)

^ Investment represents securities held or issued by related parties
All investments are in the United States of America.

(Concluded)

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Statement of Operations
For the Six Months ended June 30, 2016 (Unaudited)

Investment income
Interest from mortgage loans	$14,000,858
Home Affordable Modification Program incentives	268,584
Dividends from related party-
BlackRock Liquidity Funds: Tempfund Institutional Shares	43,733
Other	20,704
Total investment income	14,333,879

Expenses:
Collection and liquidation expenses	2,668,210
Interest on asset-backed financing	1,646,281
Mortgage loan servicing fees to PennyMac Loan Services, LLC	1,092,960
Investment advisory fees to PennyMac Capital Management, LLC	485,783
Other mortgage loan servicing expenses	284,906
Professional fees	177,242
Directors' fees and expenses	141,105
Administration fees	112,908
Insurance	85,233
Custodian fees	30,919
Taxes	22,133
Trustee fees	21,672
Collateral valuation	17,606
Investment software licensing	13,970
Mortgage loan accounting fees	11,218
Registration fees	7,720
Total expenses before mortgage loan servicing fee rebate	6,819,866
Mortgage loan servicing fee rebate from PennyMac Loan Services, LLC	(148,183)
Net expenses	6,671,683
Net investment income	7,662,196
Net realized loss and change in unrealized (loss) gain on investments and asset-backed financing:
Net realized loss on investments	(7,203,011)
Net change in unrealized gain on investments	3,549,134
Net change in unrealized loss on asset-backed financing	(774,959)
Net realized loss and change in unrealized (loss) gain on investments
and asset-backed financing	(4,428,836)
Net increase in partners' capital resulting from operations	3,233,360
Less: increase in partners' capital resulting from operations attributable to
Non-controlling Interest	237,764
Net increase in partners' capital resulting from operations attributable to
General and Limited Partners	$2,995,596

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Statements of Changes in Partners’ Capital
For the Six Months ended June 30, 2016 and Year ended December 31, 2015 (Unaudited)

	Non-controlling	General	Limited
	Interest	Partner	Partner	Total

Partners' capital, January 1, 2015	$26,764,463	$40,772,973	$228,041,135	$295,578,571
Distributions	(4,478,266)	-	(149,470,693)	(153,948,959)
Increase in partners' capital from operations:
Net investment income	5,490,685	140	9,456,412	14,947,237
Net realized (loss) gain on investments	(1,779,226)	49	3,962,650	2,183,473
Net change in unrealized gain on investments	(1,077,359)	(92)	(7,472,362)	(8,549,813)
Net change in unrealized gain on asset-backed financing	-	9	760,744	760,753
Net change in Carried Interest	-	1,122,441	(1,122,441)	-
Net increase in partners' capital from operations	2,634,100	1,122,547	5,585,003	9,341,650

Partners' capital, December 31, 2015	24,920,297	41,895,520	84,155,445	150,971,262
Distributions	(1,430,326)	-	(27,350,000)	(28,780,326)
Increase in partners' capital from operations:
Net investment income	1,987,806	137	5,674,253	7,662,196
Net realized loss on investments	(541,368)	(151)	(6,661,492)	(7,203,011)
Net change in unrealized (loss) gain on investments	(1,208,674)	108	4,757,700	3,549,134
Net change in unrealized loss on asset-backed financing	-	(18)	(774,941)	(774,959)
Net change in Carried Interest	-	537,089	(537,089)	-
Net increase in partners' capital from operations	237,764	537,165	2,458,431	3,233,360

Partners' capital, June 30, 2016	$23,727,735	$42,432,685	$59,263,876	$125,424,296

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Statement of Cash Flows
For the Six Months ended June 30, 2016 (Unaudited)

Cash flows from operating activities:

Net increase in partners' capital resulting from operations	$3,233,360

Adjustments to reconcile net increase in partners' capital resulting from operations to net cash provided by operating activities:

Accrual of unearned discount on mortgage loans	(8,827,072)
Capitalization of interest on mortgage loans	(3,564,595)
Net realized loss on investments	7,203,011
Net change in unrealized gain on investments	(3,549,134)
Net change in unrealized loss on asset-backed financing	774,959
Principal repayments on mortgage loans	5,171,519
Sales of real estate acquired in settlement of loans	14,306,698
Net change in short-term investment	27,287,262
Changes in other assets and liabilities:
Increase in receivable from PennyMac Loan Services, LLC	(547,042)
Decrease in other assets	220,414
Decrease in payable to PennyMac Loan Services, LLC	(93,793)
Decrease in accrued expenses	(17,374)
Decrease in payable to Investment Manager	(87,069)
Increase in other liabilities	1,233
Net cash provided by operating activities	41,512,377

Cash flows from financing activities:
Repayment of asset-backed financing	(12,732,051)
Distributions to Non-controlling Interest	(1,430,326)
Distributions to Limited Partner	(27,350,000)
Net cash used in financing activities	(41,512,377)

Net change in cash	-

Cash at beginning of period	-
Cash at end of period	$-

Supplemental cash flow information:
Cash paid for interest on asset-backed financing	$1,645,047

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Financial Highlights
As of and for the Six Months ended June 30, 2016 and Years ended December 31, 2015, 2014, 2013, and 2012 (Unaudited)

For the six months ended June 30, 2016
	General Partner (1)	Limited Partner	Total
Total Return (2)(3)
Before Carried Interest	3.49%	5.04%	5.04%
Carried Interest (4)	1.31%	-0.92%	-
After Carried Interest	4.80%	4.12%	5.04%

Internal rate of return (5)	285.92%	9.81%	11.27%

Ratio of net investment income to weighted average partners capital (6)	12.37%	18.82%	18.82%

Ratio of expenses to weighted average partners' capital (1)(6)	12.05%	20.81%	20.81%
Carried Interest	-24,143.40%	0.89%	-
Ratio of expenses and carried interest to weighted average partners' capital	-24,131.35%	21.70%	20.81%

Partners' capital, end of period	$42,432,685	$59,263,876	$101,696,561
Portfolio turnover rate (3)			0.00%

For the year ended December 31, 2015
	General Partner (1)	Limited Partner	Total
Total Return (2)
Before Carried Interest	5.09%	5.43%	5.43%
Carried Interest (4)	2.70%	-0.89%	-
After Carried Interest	7.79%	4.54%	5.43%

Internal rate of return (5)	322.00%	9.83%	11.36%

Ratio of net investment income to weighted average
partners capital	6.55%	7.49%	7.49%

Ratio of expenses to weighted average partners' capital (1)	6.29%	10.09%	10.09%
Carried Interest	-52,330.73%	0.89%	-
Ratio of expenses and carried interest to weighted average partners' capital	-52,324.44%	10.98%	10.09%

Partners' capital, end of year	$41,895,520	$84,155,445	$126,050,965
Portfolio turnover rate			0.00%

(Continued)
The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Financial Highlights
As of and for the Six Months ended June 30, 2016 and Years ended December 31, 2015, 2014, 2013, and 2012 (Unaudited)

For the year ended December 31, 2014
	General	Limited
	Partner (1)	Partner	Total
Total Return (2)
Before Carried Interest	6.67%	5.39%	5.39%
Carried Interest (4)	1.47%	-0.36%	-
After Carried Interest	8.14%	5.03%	5.39%

Internal rate of return (5)	426.38%	10.15%	11.85%

Ratio of net investment income to weighted average
partners capital	9.92%	9.38%	9.38%

Ratio of expenses to weighted average partners' capital (1)	2.81%	4.41%	4.41%
Carried Interest	-151,179.28%	1.00%	-
Ratio of expenses and carried interest to weighted average
partners' capital	-151,176.47%	5.41%	4.41%

Partners' capital, end of year	$40,772,973	$228,041,135	$268,814,108
Portfolio turnover rate			0.00%

For the year ended December 31, 2013
	General	Limited
	Partner (1)	Partner	Total
Total Return (2)
Before Carried Interest	14.95%	13.86%	13.86%
Carried Interest (4)	11.63%	-1.40%	-
After Carried Interest	26.58%	12.46%	13.86%

Internal rate of return (5)	605.95%	10.79%	12.72%

Ratio of net investment income to weighted average
partners capital	2.18%	0.86%	0.86%

Ratio of expenses to weighted average partners' capital (1)	0.31%	1.68%	1.68%
Carried Interest	-430,447.69%	2.44%	-
Ratio of expenses and carried interest to weighted average
partners' capital	-430,447.38%	4.12%	1.68%

Partners' capital, end of year	$37,704,608	$304,323,367	$342,027,975
Portfolio turnover rate			0.00%

(Continued)
The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Financial Highlights
As of and for the Six Months ended June 30, 2016 and Years ended December 31, 2015, 2014, 2013, and 2012 (Unaudited)

For the year ended December 31, 2012
	General	Limited
	Partner (1)	Partner	Total
Total Return (2)
Before Carried Interest	9.13%	7.70%	7.70%
Carried Interest (3)	12.58%	-0.97%	-
After Carried Interest	21.71%	6.73%	7.70%

Internal rate of return (4)	944.06%	10.54%	12.55%

Ratio of net investment income to weighted average
partners capital	8.44%	6.57%	6.57%

Ratio of expenses to weighted average partners' capital (1)	0.83%	2.30%	2.30%
Carried Interest	-327,857.36%	1.39%	-
Ratio of expenses and carried interest to weighted average
partners' capital	-327,856.53%	3.69%	2.30%

Partners' capital, end of year	$29,786,420	$331,483,559	$361,269,979
Portfolio turnover rate			15.00%

(1)   In accordance with the Limited Partnership Agreement of the Master Fund, not all expenses are allocated to the General Partner (see Note 8).
(2)   Total return is calculated for each partner class taken as a whole. An investor’s return may vary from these returns based on different fee arrangements (as applicable) and the timing of capital transactions.
(3)   The Carried Interest is allocated (and subsequently distributed) by the Master Fund to the General Partner as allocable shares of the Master Fund’s gains.
(4)   Internal rate of return is computed based on the actual dates of the cash inflows (capital contributions), outflows (distributions), with the exception of distributions declared but not paid, net of carried interest on a life-to date basis.
(5)   Annualized.
(6)   Not annualized.

(Concluded)
The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

Note 1—Organization

PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”) is a limited liability partnership organized under the laws of the state of Delaware. The Master Fund is registered under the Investment Company Act of 1940, as amended. Interests in the Master Fund were issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The investment objective of the Master Fund is to achieve attractive total returns by capitalizing on dislocations in the mortgage market through opportunistic investments primarily in U.S. residential mortgages and related assets, instruments, and entities.

The Master Fund is managed by PNMAC Capital Management, LLC (the “Investment Manager”). The Investment Manager is a registered investment adviser with the Securities and Exchange Commission (“the SEC”). The general partner of the Master Fund is PNMAC Opportunity Fund Associates, LLC (the “General Partner”), a Delaware limited liability company. Both the Investment Manager and General Partner are wholly-owned subsidiaries of Private National Mortgage Acceptance Company, LLC (“PNMAC”).

The Master Fund operates as a master fund in a master-feeder fund structure. The Master Fund acts as a central investment mechanism for (i) PNMAC Mortgage Opportunity Fund, LLC (the “Fund” or “Limited Partner”) and (ii) the General Partner. The Fund owned 47% of the Master Fund at June 30, 2016 and is the sole limited partner. The General Partner has the exclusive right to conduct the operations of the Master Fund.

The Master Fund conducts its operations through its subsidiaries: PNMAC Mortgage Co. Funding, LLC, PNMAC Mortgage Co., LLC, and PNMAC Mortgage Co (FI), LLC (these companies are referred to collectively as the “Mortgage Investments”).

•	PNMAC Mortgage Co. Funding, LLC is a wholly owned limited liability company that acquires, holds and works out distressed U.S. residential mortgage loans and holds mortgage-backed securities resulting from securitization of such mortgage loans.

•	PNMAC Mortgage Co. LLC is a wholly owned limited liability company that acquires, holds and works out distressed U.S. residential mortgage loans.

•	PNMAC Mortgage Co (FI), LLC is an investment company that was formed to pool investor capital and take an interest in the proceeds of FNBN I, LLC (“FNBN”). FNBN is a limited liability company formed to own a pool of residential mortgage loans in a transaction with the Federal Deposit Insurance Corporation (the “FDIC”).

PNMAC Mortgage Co (FI), LLC is the sole member and manager of FNBN. Accordingly, PNMAC Mortgage Co (FI), LLC consolidates its investment in FNBN. The FDIC owns a substantial participation interest in the proceeds of the mortgage loans held by FNBN that depends on the amount of proceeds collected. The FDIC’s interest in FNBN is shown as a Non-controlling Interest in the Master Fund (the “Non-controlling Interest”). The FDIC’s Non-controlling Interest in FNBN is included in the Consolidated Statement of Assets and Liabilities as a component of Partners’ Capital.

The Master Fund owns a 100% interest in a series of PNMAC Mortgage Co (FI), LLC. The series holds its own assets and recognizes the revenues and expenses attributable to those assets.

PNMAC Mortgage Co (FI), LLC’s operating agreement with the FDIC governing its investment in FNBN limits PNMAC Mortgage Co (FI), LLC’s ability to transfer any of its rights or interests in FNBN. PNMAC Mortgage Co (FI), LLC may only transfer all or any part of its interest or rights if (i) the transferee is a qualified transferee as defined in the operating agreement and (ii) it first obtains prior written consent of the FDIC. The contract specifies that the consent shall not be unreasonably withheld, delayed or conditioned, if the transferee is a qualified transferee.

(Continued)
The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

Through its mortgage servicing agreement with PennyMac Loan Services, LLC (“PLS”), the Master Fund proactively works with borrowers to perform mortgage loan servicing and loss mitigation activities to maximize returns and minimize credit losses. PLS is a wholly owned subsidiary of PNMAC.

The Master Fund seeks to maximize the fair value of the mortgage loans that it acquires based on whether the acquired mortgage loans are performing or nonperforming:

•	The objective for performing mortgage loans is value enhancement through effective “high touch” servicing, which is based on significant levels of borrower outreach and contact, and the ability to implement long-term, sustainable mortgage loan modification and restructuring programs that address borrowers’ ability and willingness to pay their mortgage loans. Once the Master Fund has improved the credit quality of a mortgage loan, the Master Fund may monetize the enhanced fair value through various disposition strategies.

•	When mortgage loan modifications and other efforts are unable to cure distressed loans, the Master Fund’s objective is to effect timely acquisition and liquidation of the property securing the mortgage loan.

As market conditions permit, PNMAC Mortgage Co., LLC may transfer the mortgage loans it owns to the Master Fund to be securitized for financing purposes or sale. The Master Fund may hold interests in pools of such securitized mortgage loans and invests directly in other mortgage-related investment securities.

The Master Fund began operations on August 11, 2008 and will continue in existence through December 31, 2016, subject to three one-year extensions by the Investment Manager at its discretion, in accordance with the terms of the Limited Partnership Agreement governing the Master Fund.

Note 2—Significant Accounting Policies

Basis of Presentation
The Master Fund prepares its consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) as codified by the Financial Accounting Standards Board (“FASB”) in its Accounting Standards Codification (the “Codification”). The Master Fund is classified as an investment company and reports its investments in accordance with the Financial Services - Investment Companies topic of the Codification.

Consolidation
The consolidated financial statements include the accounts of the Master Fund and the Mortgage Investments. Intercompany accounts and transactions have been eliminated upon consolidation.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Investment Manager to make estimates and judgments that affect the reported amount of assets and liabilities, recognition of interest income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results will likely differ from those estimates.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

Fair Value
The Master Fund carries its investments at fair value with changes in fair value recognized in current period results of operations. The Master Fund groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the observability of the inputs used to determine fair value. The three levels are described below:

Level 1 – Quoted prices in active market for identical assets or liabilities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Master Fund. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an asset or liability at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Investment Manager’s own judgments about the factors that market participants use in pricing an asset or liability, and are based on the best information available in the circumstances.

As a result of the difficulty in observing certain significant valuation inputs affecting “Level 3” financial statement items, the Investment Manager is required to make judgments regarding these items’ fair values. Different persons in possession of the same facts may reasonably arrive at different conclusions as to the inputs to be applied in estimating the fair value of these financial statement items and their fair values. Likewise, due to the general illiquidity of some of these financial statement items, subsequent transactions may be at values significantly different from those reported.

Short-term Investment
The short-term investment, the BlackRock Liquidity Funds: TempFund Institutional Shares is carried at fair value with changes in fair value recognized in current period results of operations.  Fair value is based on the fair value per share published by the manager of the money market fund on the valuation date.  The Master Fund’s short-term investment is classified as a “Level 1” fair value financial statement item.

Dividends on the short-term investment are accrued based on the interest earned by the money market fund reduced by its operating expenses as reported by the money market fund for the reporting period.

Interest Income Recognition
Interest income on mortgage loans is recognized over the life of the mortgage loan using the interest method. The Fund Administrator estimates, at the time of purchase, the future expected cash flows and determines the effective interest rate based on the estimated cash flows and the Master Fund’s purchase price. The Fund Administrator updates its cash flow estimates monthly.

Estimating cash flows requires a number of inputs that are subject to uncertainties, including the rate and timing of principal repayments, the mortgage note interest rate, interest rate fluctuations, interest payment shortfalls due to delinquencies on the underlying mortgage loans, the likelihood of modification and the timing of the magnitude of credit losses on the mortgage loans. The Fund Administrator, subject to the oversight of the Investment Manager, applies its judgment in developing such inputs. These uncertainties are difficult to predict and are subject to future events whose outcomes will affect the Master Fund’s interest income.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

Home Affordable Modification Program Incentive Fees
The Master Fund receives incentive fees for successful modification of certain mortgage loans that are either delinquent or at risk of default under the U.S. Department of Housing and Urban Development’s Home Affordable Modification Program (“HAMP”). HAMP establishes standard loan modification guidelines for “at risk” homeowners and provides incentive payments to certain participants for achieving modifications and successfully remaining in the program. HAMP incentive fees are recognized as investment income when the Master Fund receives the incentive payments.

Asset-backed Financing
The Investment Manager has elected to carry asset-backed financing at fair value to reflect the generally offsetting changes in fair value of these borrowings to changes in fair value of the mortgage loans at fair value collateralizing this financing. Changes in the fair value of asset-backed financing are recognized in current period operations under the caption Net change in unrealized loss on asset-backed financing. Asset-backed secured financing is categorized as a “Level 3” fair value financial statement item.

Expenses
The Master Fund is charged for those expenses that are directly attributable to it, such as, but not limited to, advisory fees, custody fees, and interest. Expenses that are not directly attributable to the Master Fund are generally allocated among the entities in proportion to their assets. All expenses are recognized on the accrual basis of accounting.

Income Taxes
The Master Fund has elected to be treated as a partnership for federal income tax purposes. Each partner is responsible for the tax liability or benefit relating to such partner’s distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

The Investment Manager’s assessment of the requirement to provide for income taxes also includes an assessment of the liability arising from uncertain income tax positions. The Investment Manager has concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions that will be taken on the tax return for the fiscal year ended December 31, 2016.

The Investment Manager is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. In developing its conclusion, the Investment Manager of the Master Fund has analyzed all tax years that are open for examination by the relevant income taxing authority. As of June 30, 2016, open federal and state income tax years include the tax years ended December 31, 2012 through 2015 and December 31, 2011 through 2015, respectively. The Master Fund has no examination in progress.

If applicable, the Master Fund will recognize interest charges related to unrecognized income tax benefits in “interest expense” and penalties in “other expenses” on the consolidated statement of operations.

No distributions will be made by the Master Fund to cover any income taxes due on Limited Partner’s investments in the Master Fund. Investors may not redeem capital from the Master Fund, and they must have other sources of cash available to them to pay such income taxes.

Partners’ Capital and Non-controlling Interest
Net profits or net losses of the Master Fund for each month are allocated to the capital accounts of partners as of the last day of each month in accordance with the partners’ respective investment ownership percentages of the Master Fund. Net profits or net losses are measured as the net change in the fair value of the partners’ capital of the Master Fund during the fiscal period, before giving effect to any repurchases of interests in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the partners of the Master Fund other than in accordance with the partners’ respective investment ownership percentages.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

The Non-controlling Interest is secured by a first priority security interest in the mortgage loans owned by FNBN.  The Non-controlling Interest will terminate upon completion of the final distribution of proceeds from FNBN’s mortgage loans. The Non-controlling Interest has no voting rights.  The Non-controlling Interest has a clean-up call right exercisable after 10 years or when the unpaid principal balance of FNBN’s mortgage loans is 10% or less of the unpaid principal balance on the date of commencement of operations.

Distributions are made to the Non-controlling Interest and the Master Fund from cash flows remaining after FNBN is reimbursed for any allowable fees and costs (including management fees payable to FNBN). Initially, the Non-controlling Interest was entitled to receive 80% of proceeds available for distribution until the total distributions were $160 million. This occurred in December 2011 and, as a result, the Non-controlling Interest receives 60% of proceeds available for distribution.

Capital Distributions and Carried Interest
Partner distributions, other than the distributions to the Non-controlling Interest, are made in accordance with the following distribution priorities:

1.	First, 100% to the Limited Partner until the Limited Partner has received 100% of the Limited Partner’s capital contributions (irrespective of whether such capital contributions were used to make investment, pay management fees and expenses or any other purpose);

2.	Second, 100% to the Limited Partner, until the Limited Partner has received a preferred return on the amounts described in (1) above calculated at a rate of 8%, compounded annually;

3.	Third, 100% to the General Partner until the General Partner has received an amount equal to 20% of the sum of (a) the profits distributed to the Limited Partner pursuant to (2) above and (b) the amount paid to the General Partner pursuant to this item (3); and

4.	Thereafter, (i) 80% to the Limited Partner and (ii) 20% to the General Partner.

The amounts relating to items 3 and 4 above relating to the General Partner are referred to as “Carried Interest”. The Carried Interest is allocated (and subsequently distributed) by the Master Fund to the General Partner as allocable shares of the Master Fund’s gains.

Indemnifications
Under the Master Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund may enter into contracts that provide general indemnification to other parties. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred, and may not occur. However, the Master Fund has not had prior claims or losses pursuant to these contracts, has not recorded any amounts as of June 30, 2016, and expects the risk of loss to be remote.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

Note 3—Fair Value

Following is a summary of financial statement items that are measured at fair value on a recurring basis for the six months ended June 30, 2016:

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment	$15,943,912	$-	$-	$15,943,912
Mortgage loans	-	-	144,509,352	144,509,352
Real estate acquired in settlement of loans	-	-	22,739,776	22,739,776
	$15,943,912	$-	$167,249,128	$183,193,040
Liabilities:
Asset-backed financing	$-	$-	$74,672,306	$74,672,306
	$-	$-	$74,672,306	$74,672,306

There were no transfers of items measured at fair value between fair value hierarchy levels during the six months ended June 30, 2016.

The following tables present a roll forward of financial statement items for which Level 3 inputs were used to determine fair value for the six months ended June 30, 2016.

	Mortgage loans	Real estate acquired in settlement of loans	Total
Assets:
Balance at January 1, 2016	$147,321,277	$28,868,864	$176,190,141
Sales	-	(14,306,698)	(14,306,698)
Repayments	(5,171,519)	-	(5,171,519)
Capitalization of interest	3,564,595	-	3,564,595
Accrual of unearned discounts	8,827,072	-	8,827,072
Transfers of mortgage loans and advances to REO	(6,684,898)	8,484,312	1,799,414
Net gains (losses) on investments:
Realized	(5,448,260)	(1,754,751)	(7,203,011)
Unrealized*	2,101,085	1,448,049	3,549,134
Balance at June 30, 2016	$144,509,352	$22,739,776	$167,249,128

Changes in fair value recognized during the period
relating to assets still held at June 30, 2016	$3,959,326	$81,205	$4,040,531

*Changes in fair value as a result of changes in instrument-specific credit risk relating to mortgage loans resulted in a net gain of $3,386,425 for the six months ended June 30, 2016.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

Asset-backed financing
Liabilities:
Balance at January 1, 2016	$86,629,398
Repurchases	(12,732,051)
Net unrealized loss on asset-backed financing	774,959
Balance at June 30, 2016	$74,672,306

Valuation Techniques and Assumptions
Most of the Master Fund’s assets and liabilities are carried at fair value with changes in fair value recognized in current period operations. A substantial portion of those assets and liabilities are “Level 3” financial statement items which require the use of significant unobservable inputs in the estimation of the items’ fair values. Unobservable inputs reflect the Investment Manager’s own judgments about the factors that market participants use in pricing an asset or liability, and are based on the best information available under the circumstances.

Because the fair value of “Level 3” financial statement items is difficult to estimate, the Investment Manager’s process includes performance of these items’ valuation by a specialized staff and significant executive management oversight. The Investment Manager has assigned the responsibility for estimating the fair values of “Level 3” financial statement items to its Financial Analysis and Valuation group (the “FAV group”), which is responsible for estimating the fair value of and monitoring the Master Fund’s investment portfolios and maintenance of its valuation policies and procedures.

The Investment Manager’s FAV group submits the results of its valuations to the Investment Manager’s valuation committee, which oversees and approves the valuations. The Investment Manager’s valuation committee includes the chief executive, financial, operating, risk, business development, and asset/liability management officers of PNMAC.

The FAV group monitors the models used for valuation of the Master Fund’s “Level 3” financial statement items, including the models’ performance versus actual results and reports those results to the Investment Manager’s valuation committee. The results developed in the FAV group’s monitoring activities are used to calibrate subsequent projections used to estimate fair value.

The FAV group is responsible for reporting to the Investment Manager’s valuation committee on a monthly basis on the changes in the valuation of the portfolio, including major factors affecting the valuation and any changes in model methods and inputs. To assess the reasonableness of its valuations, the FAV group presents an analysis of the effect on the valuation of each of the changes to the significant inputs to the models.

The following describes the methods used to estimate the fair values of Level 3 financial statement items:

Mortgage Loans
Mortgage loans held by the Master Fund are generally not saleable into active mortgage loan markets. Therefore the Master Fund classifies these assets as “Level 3” fair value financial statement items, and their fair values are generally estimated using a discounted cash flow valuation model. Inputs to the model include current interest rates, loan amount, payment status and property type, and forecasts of future interest rates, home prices, prepayment speeds, default and loss severities.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

The valuation process includes the computation by stratum of the mortgage loan population and a review for reasonableness of various measures such as weighted average life, projected prepayment and default speeds, and projected default and loss percentages. The Investment Manager’s FAV staff computes the effect on fair value of changes in inputs such as interest rates, home prices, and delinquency status to assess the reasonableness of changes in the mortgage loans’ fair values. The results of the estimates of fair value of the Master Fund’s mortgage loans are reported to the Investment Manager’s valuation committee as part of its review and approval of monthly valuation results.

Changes in fair value attributable to investment-specific credit risk are measured by the effect on the mortgage loan’s fair value of changes in the respective mortgage loan’s delinquency status and performance history at period-end from the later of the beginning of the period or acquisition date.

The significant unobservable inputs used in the fair value measurement of the Master Fund’s mortgage loans are discount rate, home price projections, voluntary prepayment speeds and default speeds. Significant changes in any of those inputs in isolation could result in a significant change to the mortgage loans’ fair value. Increases in home price projections are generally accompanied by an increase in voluntary prepayment speeds.

Following is a quantitative summary of key inputs used in the valuation of mortgage loans at fair value:

Range
Valuation technique	Key inputs	(Weighted average)
Discounted cash flow	Discount rate	2.5% - 26.8%
(8.3%)
	Twelve-month housing price index change	3.2% - 4.8%
(3.9%)
	Life Voluntary Constant Repayment Rate	0.1% - 100.0%
(3.1%)
	Life Total Conditional Prepayment Rate	1.7% - 100.0%
(14.8%)

Real Estate Acquired in Settlement of Loans
Fair value of real estate acquired in settlement of loans (“REO”) is determined by using a current estimate of fair value from a broker’s price opinion, a full appraisal or the price given in a pending contract of sale. REO fair values are reviewed by the Investment Manager’s staff appraisers when the Master Fund obtains multiple indications of fair value and there are significant differences between the fair values received. The Investment Manager’s staff appraisers will attempt to resolve the differences between the indications of fair value. In circumstances where the appraisers are not able to generate adequate data to support a fair value conclusion, the staff appraisers will order an additional appraisal to resolve the property’s fair value.

REO may be subsequently revalued due to the Master Fund receiving greater access to the property, the property being held for an extended period or the Investment Manager receiving indications that the property’s fair value may not be supported by developing market conditions.

Asset-Backed Financing
The fair value of the Master Fund’s asset-backed financing is established based on quoted indications of fair value provided by non-affiliate brokers.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

Note 4—Concentration of Credit Risk

The Master Fund has assumed a concentration of credit risk in connection with its investments in mortgage loans and REO.

The following is a summary of the distribution of mortgage loans held by the Master Fund as measured by fair value at June 30, 2016:

			Weighted
		% Partners'	average note
Occupancy	Fair value	capital	interest rate
Owner occupied	$119,874,116	95.6%	4.11%
Investment property	23,707,238	18.9%	5.43%
Second property	911,005	0.7%	7.22%
Unsecured	16,993	< 0.1%	0.00%
Total portfolio	$144,509,352	115.2%	4.34%

			Weighted
		% Partners'	average note
Loan Type	Fair value	capital	interest rate
Adjustable rate / Hybrid	$43,910,415	35.0%	5.56%
Fixed interest rate	60,833,059	48.5%	5.03%
Balloon	960,452	0.8%	6.64%
Step rate	38,736,968	30.9%	2.23%
Other	68,458	< 0.1%	7.00%
Total portfolio	$144,509,352	115.2%	4.34%

			Weighted
		% Partners'	average note
Lien Position	Fair value	capital	interest rate
1st Lien	$143,029,492	114.0%	4.21%
2nd Lien	1,462,867	1.2%	6.30%
Unsecured	16,993	< 0.1%	0.00%
Total portfolio	$144,509,352	115.2%	4.34%

			Weighted
		% Partners'	average note
Loan Age (1)	Fair value	capital	interest rate
Less than 24 months	$14,096	< 0.1%	4.25%
24-36 months	99,891	0.1%	4.66%
36-48 months	70,563	0.1%	3.94%
48-60 months	94,041	0.1%	5.61%
60 months or more	144,230,761	114.9%	4.34%
Total portfolio	$144,509,352	115.2%	4.34%

1 Loan Age reflects the age of the loan as of June 30, 2016.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

2 FICO score data is presented at the date of origination of the mortgage loan or the date of acquisition by the Master Fund, depending on the information available at the time of acquisition.

3 Current loan-to-value measures the ratio of the current balance of the loan and all superior liens (“Loan”) to the estimate of the fair value of the property securing the liens as of June 30, 2016.

4 Current mortgage loans include mortgage loans in and adhering to a forbearance plan as of June 30, 2016.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

Following is a summary of the distribution of REO:

		% Partners'
Geographic Distribution	Fair value	capital
New Jersey	$5,392,048	4.3%
Florida	4,780,265	3.8%
New York	2,267,187	1.8%
Illinois	2,098,286	1.7%
California	1,410,091	1.1%
Other	6,791,899	5.4%
Total portfolio	$22,739,776	18.1%

		% Partners'
Property Type	Fair value	capital
Single family residence	$12,341,955	9.8%
2 to 4 dwelling units	3,361,134	2.7%
Condo	1,790,787	1.4%
Planned unit development	4,775,900	3.8%
Townhouse	470,000	0.4%
Total portfolio	$22,739,776	18.1%

Note 5—Asset-backed Financing

On April 9, 2015, the Master Fund entered into a transaction to securitize certain mortgage loans and REO by transferring them into PNMAC 2015-NPL1, LLC (the “NPL Trust”) which then issued Asset-Backed Notes Series 2015-NPL1 (the “Notes”). Deutsche Bank National Trust Company serves as the Indenture Trustee. The Notes have a contractual maturity date of March 25, 2055, and an interest rate of 4%. The amounts of mortgage loans and real estate acquired in settlement of loans that are pledged as collateral are disclosed in the consolidated summary schedule of investments and may not be re-pledged in other borrowing transactions.  The reserve cash account pertaining to the NPL Trust holds $1,385,097 and is included in other assets on the consolidated statement of assets and liabilities.  There are no other material net assets held in the NPL Trust.

The NPL Trust is determined to be a variable interest entity (“VIE”). The Master Fund is the primary beneficiary as it holds significant variable interests and continues to service all of the mortgage loans, as well as having the power to direct the activities that most significantly impact the economic performance of the NPL Trust and could absorb credit losses that could potentially be significant to the NPL Trust. As the primary beneficiary, the assets and liabilities of the NPL Trust have been reflected in the consolidated financial statements.  The securitized mortgage loans and real estate acquired in settlement of loans continue to be recorded as such and the obligation to remit certain cash flows collected from the borrowers to the holders of the Notes issued was recorded as an asset-backed financing liability.

Note 6—Investment Advisory, Administration and Custodian Fees

The Master Fund has an Investment Management Agreement with PNMAC Capital Management, LLC. Under the terms of the agreement, the Master Fund pays the Investment Manager a fee equal to an annual rate of 1.5% of the Master Fund’s net asset value so long as the fee does not exceed 1.5% of the aggregate capital contributions to the Master Fund. The investment advisory fee is calculated and accrued monthly based on the partners’ capital balances and is paid to the Investment Manager quarterly after the end of the quarter.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

The Master Fund has engaged U.S. Bancorp Fund Services, LLC to serve as the Master Fund's administrator, fund accountant, transfer agent, and dividend paying agent. The Master Fund pays the administrator a monthly fee computed at an annual rate of 0.04% of the first $1,000,000,000 of the Master Fund's total monthly net assets, 0.03% on the next $1,000,000,000 of the Master Fund's total monthly net assets, and 0.02% on the balance of the Master Fund's total monthly net assets subject to an annual minimum fee of $180,000. Administration fees for the six months ended June 30, 2016 totaled $112,908.

The Master Fund has engaged U.S. Bank, N.A. to provide mortgage loan accounting services for the mortgage loans held in the Mortgage Investments. The Master Fund and subsidiaries pay U.S. Bank, N.A. a monthly fee computed at an annual rate of 0.9 basis points of unpaid principal balance of mortgage loans subject to an annual minimum fee of $20,000 across all funds managed by the Investment Manager. The mortgage loan accounting fees charged to the Master Fund for the six months ended June 30, 2016 totaled $11,218.

U.S. Bank, N.A. serves as the Master Fund's custodian. The Master Fund pays the custodian a monthly fee computed at an annual rate of one basis point on the Master Fund's average daily market value of its short-term investment, subject to an annual minimum fee of $28,800 across all funds managed by the Investment Manager. Custodian fees charged to the Master Fund for the six months ended June 30, 2016 totaled $30,919.

Note 7—Directors and Officers

The Fund and Master Fund share the same board of directors. The Master Fund’s board of directors has overall responsibility for monitoring and overseeing the investment program of the Master Fund and its management and operations. All directors’ fees and expenses are paid by the Master Fund. Independent directors receive an annual retainer of $64,800 and a fee per meeting of the board of directors or committees of $2,000, subject to a cap of $15,000 per year for all non-regularly-scheduled meetings. The chairperson of the audit committee receives an annual retainer of $10,000 in addition to the amounts above. Directors are reimbursed by the Master Fund for their travel expenses related to board meetings. The total directors’ fees and expenses incurred for the six months ended June 30, 2016 were $141,105, of which $63,100 was payable at June 30, 2016.

One of the directors is an officer of the Investment Manager and the Master Fund and receives no compensation from the Master Fund for serving as a Director. Certain officers of the Master Fund are affiliated with the Investment Manager. Such officers receive no compensation from the Master Fund for serving in their respective roles.

Note 8—Transactions with Affiliates

PLS acts as the primary mortgage servicer for all mortgage loans owned by the Master Fund. The servicing agreement between PLS and Master Fund generally provides for servicing fees of 50 to 100 basis points of unpaid principal balance per year, depending on the type and quality of mortgage loans being serviced, plus other specified fees and charges. The servicing agreement also requires that PLS will rebate to the Master Fund an amount equal to the cumulative profit, if any, of the servicing operations attributable to the loans owned by the Master Fund, and conversely, charge the Master Fund if a loss has been incurred in order to effect overall “at cost” pricing with respect to loan servicing activities for such assets. Under a separate agreement between the Master Fund and the Investment Manager, the Investment Manager will cause PLS to rebate to the Master Fund an amount equal to 13% of servicing-related fees charged to the Master Fund to approximate overall “at cost” pricing with respect to mortgage loan servicing activities for such assets, and the Investment Manager will represent on an annual basis to the Master Fund’s board of directors whether servicing fees paid net of the rebate have in fact not exceeded the actual cash costs incurred in servicing the mortgage loans owned by the Master Fund. Total mortgage loan servicing fees charged by PLS before the rebate for the six months ended June 30, 2016 totaled $1,092,960, of which PLS reduced by providing a rebate of $148,183.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

As of June 30, 2016, substantially all of the receivable from PLS of $15,069,356 on the Consolidated Statement of Assets and Liabilities represents funds advanced to PLS to fund collection and liquidation costs relating to mortgage loans and REO serviced by PLS on the Master Fund’s behalf as well as principal and interest collections, and mortgage loan and REO sales proceeds collections receivable.

As of June 30, 2016, substantially all of the payable to PLS of $632,960 on the Consolidated Statement of Assets and Liabilities represents accrued mortgage loan servicing fees and collection and liquidation expenses payable.

Following is a summary of payments made to the Investment Manager for reimbursable expenses paid on the Master Fund and subsidiaries’ behalf during the six months ended June 30, 2016:

Professional fees	$166,901
Collateral valuation	17,606
Investment software licensing	14,001
Registration fees	7,720
Insurance	2,661
Custodian fees	2,397
Total	$211,286

The Master Fund incurred investment advisory fees of $485,783 during the six months ended June 30, 2016, of which $230,215 was payable to the Investment Manager at June 30, 2016.

As of June 30, 2016, $42,430,419 in Carried Interest has been accrued and reallocated from the Limited Partner’s capital account to the General Partner’s capital account of which $537,089 was allocated in the six months ended June 30, 2016.

The General Partner is not charged a management fee. The only expenses charged to the General Partner are those specifically relating to it.

The Master Fund’s short-term investment, the BlackRock Liquidity Funds: TempFund Institutional Shares, is managed by BlackRock Institutional Management Corporation, which is a wholly owned subsidiary of BlackRock, Inc. BlackRock Inc. is an affiliate of the Master Fund. The Master Fund had $15,943,912 invested in the short-term investment at June 30, 2016, and for the six months ended June 30, 2016, the Master Fund received $43,733 of dividend income from this short-term investment.

Note 9—Risk Factors

The Master Fund’s investment activities expose it to various types and degrees of risk associated with the assets and markets in which it invests.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

Investments in mortgage loans have exposure to risk that includes interest rate risk, market risk, and default risk (the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of a mortgage loan participation). Mortgage loans are also subject to prepayment risk, which will affect the maturity of, and yield on, such investments.

Investments in REO are also subject to various risk factors. Generally, REO investments could be adversely affected by a recession, natural disaster or general economic downturn in the area where the properties are located as well as the availability of similar properties in such area. REO investment performance is also subject to the effectiveness of a particular property manager in managing the property.

The Master Fund is indirectly subject to interest rate risk. Interest rate risk is the risk that investments in mortgage loans held by the Master Fund’s subsidiaries will decrease in fair value because of changes in market interest rates. Investments in mortgage loans with long-term maturities may experience significant decreases in fair value if long-term mortgage interest rates increase.

Market risk represents the potential loss in fair value of financial instruments caused by movements in market factors including, but not limited to, market liquidity, investor sentiment, interest rates and foreign exchange rates. The Master Fund’s portfolio includes certain investments that are generally illiquid and have a greater amount of market risk than more liquid investments. These investments may trade in limited markets or have restrictions on resale or transfer and may not be able to be liquidated on demand if needed. The fair value assigned to these investments may differ significantly from the fair values that could be realized upon liquidation or that would have been used had a ready market existed. Such differences could be material to the financial statements.

Adverse changes in economic conditions are more likely to lead to a weakened capacity of borrowers to make principal payments and interest payments. An economic downturn could severely affect the ability of highly leveraged borrowers to service their debt obligations or to repay their obligations. Under adverse market or economic conditions, the secondary market could contract as well, increasing the illiquid nature of the mortgage loans. As a result, the Master Fund and subsidiaries could find it more difficult to sell mortgage loans or may be able to sell only at prices lower than if such investments were widely traded.

An investment in the Master Fund is subject to investment risk, including the possible loss of the entire investment. An investment in the Master Fund represents an indirect investment in the mortgage loans and REO held by the Master Fund’s subsidiaries. The fair value of mortgage loans and REO, like other market investments, may move up or down, sometimes rapidly and unpredictably. An investment in the Master Fund at any point in time may be worth less than the original investment. Investment fair values can fluctuate for several reasons including the general condition of the mortgage and real estate markets, or when political or economic events affecting the issuers occur.

As part of its investment strategy, the Master Fund may utilize borrowings. Master Fund investments may also use borrowings in the ordinary course of their operations. The use of borrowings, and the Master Fund’s ability to service the debt and comply with all of the covenants relating to such borrowings, may materially affect the operations of the Master Fund or its investments, and thus its ultimate fair value. Financing may not always be available on acceptable terms, in the necessary amounts, or for the period needed. This could have a material negative effect on the performance of the Master Fund.

The Master Fund clears substantially all of its investment purchases and sales and maintains substantially all of its investments and short-term investment positions at U.S. Bank, N.A. Credit risk is measured by the loss the Master Fund would record if U.S. Bank, N.A. failed to perform pursuant to the terms of its obligations.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2016 (Unaudited)

Note 10—Subsequent Events

Management has evaluated all events or transactions through the date of issuance of these financial statements, and concluded that no subsequent events have occurred that would require recognition or disclosure.

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PNMAC Mortgage Opportunity Fund, LP
Directors and Officers (Unaudited)

Form N-Q
The Master Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Master Fund’s Form N-Q is available without charge by visiting the SEC’s Website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities owned by the Master Fund and information regarding how the Master Fund voted proxies relating to portfolio securities are available to stockholders (i) without charge, upon request, by calling the Master Fund collect at (818) 224-7442; and (ii) on the SEC’s Website at http://www.sec.gov.

Board of Directors
The Master Fund’s Form N-2 includes additional information about the Master Fund’s directors and is available upon request without charge by calling the Master Fund collect at (818) 224-7442 or by visiting the SEC’s Website at www.sec.gov.

Forward-Looking Statements
This report contains “forward-looking statements,'' which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may,'' “will,'' “believe,'' “attempt,'' “seem,'' “think,'' “ought,'' “try,'' and other similar terms. The Master Fund’s past investment performance and returns are not predictive of its future investment performance and returns. The Master Fund cannot promise future investment performance or returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Approval of Investment Management Agreement
June 16, 2016, the Board of Directors of the Master Fund and the Fund (collectively, the “Funds”), including the “non-interested” Directors (the “Independent Directors”), met in person and voted to approve the continuance of the Investment Management Agreements (including the portions of the Master Fund’s partnership agreement referred to therein) with the Investment Manager for an additional year.

In considering whether to recommend approval of the Investment Management Agreements, the Independent Directors reviewed materials provided by the Investment Manager and counsel to the Independent Directors. The Independent Directors also met with senior personnel of the Investment Manager and discussed a number of topics affecting their determination, including the following:

(i) The nature, extent, and quality of services expected to be provided by the Investment Manager. The Independent Directors reviewed the services that the Investment Manager provided to the Funds since inception in August 2008 and are expected to continue to provide to the Funds.  In addition, the Independent Directors considered the size, education, background, and experience of the Investment Manager’s staff, including the mortgage finance and capital markets experience of the Investment Manager’s senior management team.  Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel.  The Independent Directors concluded that the scope of services provided since inception and expected to be provided by the Investment Manager to the Funds, and the experience and expertise of the personnel performing such services, was consistent with the nature, extent, and quality expected of an investment adviser of investment vehicles such as the Funds.
 (ii) The investment performance of the Funds and the Investment Manager.  The Independent Directors received information about the performance of the Funds and the Investment Manager in managing the Fund.  The Directors also received performance information regarding the Funds compared to certain indexes, benchmarks, and/or registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.

PNMAC Mortgage Opportunity Fund, LP
Directors and Officers (Unaudited)

(iii) Cost of the services to be provided and profits to be realized by the Investment Manager and its affiliates from the relationship with the Funds.  The Independent Directors considered the estimated cost of the services provided by the Investment Manager.  As part of their analysis, the Independent Directors gave substantial consideration to the compensation payable to the Investment Manager.  The Independent Directors noted that the compensation terms would remain the same.  In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.  The Independent Directors also reviewed and took into account other relationships between the Funds and the Investment Manager and its related persons, including the shareholder servicing agreement between the Investment Manager and the Fund, the mortgage servicing agreements between the Master Fund and an affiliate of the Investment Manager, and an agreement with BlackRock, which has an investment in the Investment Manager’s parent company, for a portfolio valuation analytic model.  The Independent Directors also considered the compensation charged by the Investment Manager to its other clients.  Finally, the Independent Directors took those other service agreements into account in the context of evaluating the profitability of the Investment Manager in respect of the overall relationship of the Investment Manager and its related persons to the Funds.

(iv) Economies of Scale.  The Independent Directors also considered that possible economies of scale from future growth of the Funds were not relevant inasmuch as the Funds were closed to any new investment and had limited terms.

The Independent Directors had an opportunity to have Executive Session with counsel to the Independent Directors.  During the course of their deliberations at the meeting on June 16, 2016, the Independent Directors thoroughly reviewed and evaluated the factors to be considered for approval of the Investment Management Agreements including, but not limited to:  the expenses incurred in performance of services by the Investment Manager; the compensation to be received by the Investment Manager under the Investment Management Agreements; the fees charged by the Investment Manager’s peers; the past performance of the Investment Manager; and the range and quality of services provided by the Investment Manager.

The Independent Directors expressed satisfaction with the information provided at the meeting on June 16, 2016 and prior meetings, and acknowledged that they had received sufficient information to consider and approve the continuance of the Investment Management Agreements.  No single factor was determinative to the decision of the Independent Directors.  Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously approved the continuance of the Investment Management Agreements.

The Independent Directors concluded that the compensation that the Investment Manager would receive under the Investment Management Agreements was reasonable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any changes to procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable during this period.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during this period.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PNMAC Mortgage Opportunity Fund, LP

By (Signature and Title)    /s/ Stanford L. Kurland
Stanford L. Kurland, CEO

Date   August 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Stanford L. Kurland
Stanford L. Kurland, CEO

Date   August 30, 2016

By (Signature and Title)   /s/ Anne D. McCallion
Anne D. McCallion, CFO

Date   August 30, 2016